Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment, net

	March 31,	December 31,
	2023	2022
Land	$863,105	$863,105
Buildings and leasehold improvements	16,001,232	17,567,628
Furniture and equipment	7,941,975	9,709,714
Software	202,815	221,540
Vehicles	241,864	646,257
Construction-in-progress	245,684	794,958
Right of use asset under finance lease	7,938,137	69,892,379
	33,434,812	99,695,581
Less: accumulated depreciation	(7,683,998)	(10,088,649)
Total	$25,750,814	$89,606,932

	December 31,	December 31,
	2022	2021
Land	$863,105	$1,366,650
Buildings and leasehold improvements	17,567,628	15,529,928
Furniture and equipment	9,709,714	7,962,363
Software	221,540	221,540
Vehicles	646,257	513,135
Construction-in-progress	794,958	10,510,166
Right of use asset under finance lease	69,892,379	71,078,655
	99,695,581	107,182,437
Less: accumulated depreciation	(10,088,649)	(7,693,878)
Total	$89,606,932	$99,488,559